Income taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal
State					37	50
Total current					37	50
Federal					101	(1,197)
State					(62)	(523)
Total deferred					39	(1,720)
Total income tax expense (benefit)	$ (17)	$ (13)	$ (33)	$ (41)	$ 76	$ (1,670)